Unaudited Interim Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 174,735	$ 160,157	$ 154,498	$ 128,835	$ 143,493	$ 139,907	$ 147,020	$ 144,151	$ 618,225	$ 574,571	$ 537,114
Operating Income (Loss)	17,200	(18,274)	(35,781)	(22,872)	(5,816)	(2,138)	(4,077)	5,619	(59,727)	(6,412)	(140,681)
Income (Loss) from Continuing Operations	2,405	(37,166)	(52,403)	(33,836)	(17,858)	(15,426)	(13,299)	(8,167)	(121,000)	(54,750)	(126,018)
Income (Loss) from Discontinued Operations, Net of Taxes	1,862	(692)	(2,668)	(4,506)	(3,629)	(1,566)	(10,131)	(6,052)	(6,004)	(21,378)	(8,576)
Net Income (Loss)	$ 4,267	$ (37,858)	$ (55,071)	$ (38,342)	$ (21,487)	$ (16,992)	$ (23,430)	$ (14,219)	$ (127,004)	$ (76,128)	$ (134,594)
Basic Income (Loss) Per Share
Income (Loss) from Continuing Operations, Per Basic Share (in dollars per share)	$ 0.02	$ (0.23)	$ (0.33)	$ (0.24)
Income (Loss) from Discontinued Operations, Per Basic Share (in dollars per share)	$ 0.01	$ (0.01)	$ (0.02)	$ (0.04)
Net Income (Loss), Per Basic Share (in dollars per share)	$ 0.03	$ (0.24)	$ (0.35)	$ (0.28)
Diluted Income (Loss) Per Share
Income (Loss) from Continuing Operations, Per Diluted Share (in dollars per share)	$ 0.01	$ (0.23)	$ (0.33)	$ (0.24)
Income (Loss) from Discontinued Operations, Per Diluted Share (in dollars per share)	$ 0.02	$ (0.01)	$ (0.02)	$ (0.04)
Net Income (Loss), Per Diluted Share (in dollars per share)	$ 0.03	$ (0.24)	$ (0.35)	$ (0.28)
Basic and Diluted Loss Per Share:
Loss from Continuing Operations (in dollars per share)					$ (0.13)	$ (0.11)	$ (0.10)	$ (0.07)	$ (0.79)	$ (0.42)	$ (1.10)
Income (Loss) from Discontinued Operations (in dollars per share)					$ (0.03)	$ (0.01)	$ (0.08)	$ (0.05)	$ (0.04)	$ (0.16)	$ (0.07)
Net Loss (in dollars per share)					$ (0.16)	$ (0.12)	$ (0.18)	$ (0.12)	$ (0.83)	$ (0.58)	$ (1.17)